Financial Instruments - Summary of Carrying Value and Fair Value of Each Category of Financial Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Disclosure of financial liabilities [line items]
Borrowings	₨ 569,222	$ 7,783	₨ 579,475	$ 7,923	₨ 662,262
Acceptances	80,891	1,106	101,851
Derivative financial liabilities	2,786	38	960
Financial liabilities	227,929	3,117	213,087
Carrying amount [member]
Disclosure of financial liabilities [line items]
Borrowings	569,222	7,783	579,475
Acceptances	80,891	1,106	101,851
Trade and other payables	227,929	3,117	213,087
Derivative financial liabilities	3,551	48	1,411
Financial liabilities	881,593	12,054	895,824
Financial liabilities at fair value, class [member]
Disclosure of financial liabilities [line items]
Borrowings	565,941	7,738	580,521
Acceptances	80,891	1,106	101,851
Trade and other payables	227,929	3,117	213,087
Derivative financial liabilities	3,551	48	1,411
Financial liabilities	878,312	$ 12,009	896,870
Derivatives used for hedging [member]
Disclosure of financial liabilities [line items]
Derivative financial liabilities	2,618		947
Financial liabilities	2,618		947
Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Borrowings	569,222		579,475
Acceptances	80,891		101,851
Trade and other payables	218,230		205,445
Financial liabilities	868,343		886,771
Other Financial Liability [member]
Disclosure of financial liabilities [line items]
Trade and other payables	2,633		2,472
Financial liabilities	2,633		2,472
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of financial liabilities [line items]
Trade and other payables	7,066		5,170
Derivative financial liabilities	933		464
Financial liabilities	₨ 7,999		₨ 5,634